CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable and other assets:
Prepaid expenses	$ 33.8	$ 31.9
VAT receivable	90.9	79.5
Deposits	7.9	16.6
Deferred payment consideration	125.8
Other	59.8	86.5
Total accounts receivable and other assets	318.2	214.5
Tasiast Mill Fire
Accounts receivable and other assets:
Insurance recoveries	17.1	$ 61.5
Russian operation
Accounts receivable and other assets:
Deferred payment consideration	36.6
Chirano
Accounts receivable and other assets:
Deferred payment consideration	$ 89.2